Transfer of Financial Assets (Tables)	12 Months Ended
Mar. 31, 2025
Transfers and Servicing [Abstract]
Roll-Forwards of Amount of Servicing Assets	The servicing assets related to those servicing activities are included in other assets in the consolidated balance sheets and roll-forwards of the amount of the servicing assets during fiscal 2024 and 2025 are as follows:

	Millions of yen
	2024	2025
Beginning balance	¥72,265	¥79,723
Increase mainly from loans sold with servicing retained	7,888	8,485
Decrease mainly from amortization	(10,039)	(10,829)
Increase ( Decrease ) from the effects of changes in foreign exchange rates	9,609	(923)

Ending balance	¥79,723	¥76,456

Fair Value of Servicing Assets

The fair value of the servicing assets as of March 31, 2024 and 2025 are as follows:

	Millions of yen
	March 31, 2024	March 31, 2025
Beginning balance	¥101,375	¥122,641
Ending balance	¥122,641	¥116,745